New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com www.newyorklife.com

Charles A. Whites, Jr.
Vice President & Associate General Counsel

March 9, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

    Variable Universal Life Separate Account I

    File No. 811-07798

Commissioners:

The Annual Reports dated December 31, 2022 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account I of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000887340, File No. 811-03833-01.

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of The Alger Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain portfolios of AB® Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual Reports for certain portfolios of American Century Variable Portfolios II, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001124155, File No. 811-10155.

The Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of BlackRock® Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The Annual Reports for certain portfolios of BlackRock® Variable Series Funds II, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001738072, File No. 811-23346.

The Annual Reports for certain series of BNY Mellon Investment Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673

The Annual Reports for certain portfolios of BNY Mellon Sustainable U.S. Equity Portfolio, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Reports for certain series of BNY Mellon Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. # 0000813383, File No. 811-05125.

The Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000815425, File No. 811-05199.

The Annual Reports for certain portfolios of Columbia Funds Variable Series Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0001413032, File No. 811-22127.

The Annual Reports for certain portfolios of Delaware VIP® Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Deutsche DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

The Annual Reports for certain portfolios of Deutsche DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain portfolios of DFA Investment Dimensions Group Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355437, File No. 811-03258.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain portfolios of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000914036, File No. 811-08090.

The Annual Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain series of MFS® Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732.

The Annual Reports for certain series of MFS® Variable Insurance Trust III are incorporated by reference as filed on Form N-CSR, CIK No. 0001065698, File No. 811-08879.

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000736913, File No. 811-04255.

The Annual Reports for certain series of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual Reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

The Annual Reports for certain portfolios of T. Rowe Price International Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918292, FIle No. 811-07145.

The Annual Reports for certain portfolios of The Merger Fund VL are incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel